LONG-TERM DEBT - Senior notes (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Long-term debt
Senior notes redeemable period by issuer	5 years
Net proceeds from issuance of senior notes	$ 790.7	$ 794.5
Parent Company | Senior Notes 5.750% due January 2023
Long-term debt
Principal amount			$ 850.0
Interest rate (as a percent)			5.75%	5.75%
Parent Company | Senior Notes 6.625% due January 2023
Long-term debt
Principal amount				$ 500.0
Interest rate (as a percent)			6.625%	6.625%
Subsidiaries | Videotron | Senior Notes 5.000% due July 2022
Long-term debt
Principal amount			$ 800.0
Interest rate (as a percent)			5.00%	5.00%
Subsidiaries | Videotron | Senior Notes 5.375% due June 2024
Long-term debt
Principal amount			$ 600.0
Interest rate (as a percent)			5.375%	5.375%
Subsidiaries | Videotron | Senior Notes 5.625% due June 2025
Long-term debt
Principal amount				$ 400.0
Interest rate (as a percent)			5.625%	5.625%
Subsidiaries | Videotron | Senior Notes 5.750% due January 2026
Long-term debt
Principal amount				$ 375.0
Interest rate (as a percent)			5.75%	5.75%
Subsidiaries | Videotron | Senior Notes 5.125% due April 2027
Long-term debt
Principal amount			$ 600.0
Interest rate (as a percent)			5.125%	5.125%
Net proceeds from issuance of senior notes	794.5
Financing fees	9.9
Subsidiaries | Videotron | Senior Note 4.500% due January 15, 2030
Long-term debt
Principal amount				$ 800.0
Interest rate (as a percent)			4.50%	4.50%
Net proceeds from issuance of senior notes	790.7
Financing fees	$ 9.3